Stock Option and Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Option Activity

The following table summarizes information about options to purchase the Company’s ordinary shares, as well as changes during the fiscal year ended September 30, 2016:

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2015	8,872	$38.58
Granted	1,898	55.10
Exercised	(2,694)	33.32
Forfeited	(453)	44.59

Outstanding as of September 30, 2016(1)	7,623	$44.20

Exercisable as of September 30, 2016(1)	2,777	$36.20

(1)	As of September 30, 2016, the weighted average remaining contractual life of outstanding and exercisable options was 7.33 and 5.63 years, respectively.

Summary of Restricted Shares Activity

The following table summarizes information relating to awards of restricted shares, as well as changes during the fiscal year ended September 30, 2016:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2015	1,611	$42.33
Granted	658	55.69
Vested	(696)	39.48
Forfeited	(100)	44.41

Outstanding as of September 30, 2016	1,473	$49.50

Employee Equity-Based Compensation Pre-Tax Expense

Employee equity-based compensation pre-tax expense for the years ended September 30, 2016, 2015 and 2014 was as follows:

	Year Ended September 30,
	2016	2015	2014
Cost of revenue	$18,249	$15,621	$17,496
Research and development	3,742	3,400	3,599
Selling, general and administrative	20,709	25,539	23,483

Total	$42,700	$44,560	$44,578

Assumptions Used in Calculating Fair Value of Options

The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2016	2015	2014
Risk-free interest rate(1)	1.40%	1.26%	1.30%
Expected life of stock options(2)	4.50	4.50	4.50
Expected volatility(3)	18.5%	15.6%	17.3%
Expected dividend yield(4)	1.40%	1.37%	1.45%
Fair value per option	$7.97	$5.97	$5.56

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
(2)	Expected life of stock options is based upon historical experience.
(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.
(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.